John M. McCann Director, Associate General Counsel Asset Management Law 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704 988-6543 F 704 988-1615 Jmccann@tiaa.org

December 9, 2016

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on December 8, 2016.

Please contact the undersigned at (704) 988-6543 should you have any questions or comments regarding this letter.

Sincerely,

/s/ John M. McCann
John M. McCann